PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 9,656	$ 10,696
Hedging transaction asset	13,144	6,572
Prepaid expenses	20,909	17,889
Other current assets	12,603	6,369
ReceivablesRelatedtoShare-BasedAwards	72,265	6,266
Prepaid expenses and other current assets	$ 128,577	$ 47,792